Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per share - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Class A Ordinary Shares [Member]
Numerator:
Allocation of net loss	$ (416,710)	$ (10,494)	$ (6,777)	$ (760,018)	$ (174,998)
Denominator:
Basic and diluted weighted-average shares outstanding	32,975,000	2,282,609	850,202	32,975,000	9,322,714
Basic and diluted net loss per share	$ (0.01)	$ 0	$ (0.01)	$ (0.02)
Class B Ordinary Shares [Member]
Numerator:
Allocation of net loss	$ (104,178)	$ (34,482)	$ (58,087)	$ (190,005)	$ (140,513)
Denominator:
Basic and diluted weighted-average shares outstanding	8,243,750	7,500,000	7,287,449	8,243,750	7,485,546
Basic and diluted net loss per share	$ (0.01)	$ 0	$ (0.01)	$ (0.02)